Summary of Significant Accounting Policies - Research and Development Expenses and Reimbursements (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Upfront payment received	$ 500	$ 1,500	$ 313
Disposal Group, Including Discontinued Operation, Revenue						$ 122	$ 62
Research and development expense, gross				$ 3,981	$ 1,320	8,513	4,363
Less: Reimbursement of research and development expense				194	0	226	0
Research and development, net				3,787	1,320	8,287	4,363
Deferred revenue recognition period	48 months	70 months	6 months
Revenue recognized from upfront payments				$ 96	$ 93	$ 256	$ 95